Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Mar. 31, 2019		Mar. 31, 2018	Mar. 31, 2019		Mar. 31, 2018	Jun. 30, 2018		Jun. 30, 2017
Net income	$ 1,035		$ 913	$ 4,557		$ 2,499	$ 3,581		$ 2,994
Other comprehensive income, net of tax:
Unrealized gains (losses) arising during the period	1,946		(1,821)	2,840		(2,348)	(2,711)		(2,737)
Reclassification adjustment for (gains) losses included in income	1	[1],[2]	(5)	561	[1],[2]	33	33	[3],[4]	209
Net unrealized gains (losses)	1,945		(1,816)	2,279		(2,381)	(2,744)		(2,946)
Income tax effect	(410)		381	(480)		574	650		1,002
Other comprehensive income (loss)	1,535		(1,435)	1,799		(1,807)	(2,094)		(1,944)
Comprehensive income	$ 2,570		$ (522)	$ 6,356		$ 692	$ 1,487		$ 1,050

[1]	Income tax expense
[2]	Securities (gains) losses, net
[3]	Income tax expense
[4]	Securities gain, net